Offerings - Offering: 1	Aug. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.000025 per share
Maximum Aggregate Offering Price	$ 26,246,560.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,624.65
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"), as amended. (2) Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. (3) Due to a change in the statutory fee rate under Section 6(b) of the Securities Act since the time of the initial payment, the remaining offering amount subject to registration fees has been adjusted. Consequently, the actual aggregate offering amount associated with the current fee payment is lower than the remaining balance originally anticipated.